Equity Incentive Plans (Schedule of Stock-option Expense to be Recognized in the Future) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Share-based Compensation [Abstract]
Stock option expense to be recognized in 2015	$ 904
Stock option expense to be recognized in 2016	680
Stock option expense to be recognized in 2017	293
Stock option expense to be recognized in 2018	0
Total Compensation Cost To Be Recognized, Stock Options	$ 1,877